DWS Government and Agency Securities Portfolio Average Annual Total Returns - Government Cash Managed Shares [Member] - Government Cash Managed Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		4.97%	2.27%	1.54%
Performance Inception Date	Feb. 16, 2007